Consolidated Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Consolidated Statements Of Operations [Abstract]
Schedule of gross revenue
Years ended December 31:	2017	2016	2015
Merchant banking products and services	$249,581	$1,078,745	$1,580,935
Interest	973	3,056	4,237
Dividends	—	6	7
Other	23,481	49,850	43,921
Gross revenues	$274,035	$1,131,657	$1,629,100

Schedule of group's costs of sales and services comprised
Years Ended December 31:	2017	2016	2015
Merchant banking products and services	$223,049	$1,027,627	$1,512,970
Credit losses on loans and receivables and guarantees, net of recoveries	23,923*	17,023*	54,540
Market value (increase) decrease on commodity inventories	(400)	4,273	1,910
(Gain) loss on derivative contracts, net	(1,934)	521	(2,913)
Loss on securities, net	619	116	84
Dispositions of subsidiaries	10,219	(2,585)	—
Write-offs of payables	(3,779)	—	—
Other	11,889	14,077	7,277
Total costs of sales and services	$263,586	$1,061,052	$1,573,868

*          Includes credit losses of  $8,585 on receivables due from a former consolidated entity in the year ended December 31, 2017 (2016: $11,296).

Schedule of costs of sales and services
The Group included the following items in costs of sales and services:
Years ended December 31:	2017	2016	2015
Inventories as costs of goods sold (including depreciation, amortization and depletion expenses allocated to costs of goods sold)	$206,644	$974,497	$1,464,925
Additional information on the nature of expenses incurred in continuing operations
Years Ended December 31:	2017	2016	2015
Depreciation, amortization and depletion	$6,732	$11,951	$6,450
Employee benefits expenses	21,016	31,890	37,951